Expense Example - AMG Managers Emerging Opportunities Fund	Feb. 01, 2021 USD ($)
Class N
Expense Example:
1 Year	$ 132
3 Years	406
5 Years	700
10 Years	1,537
Class I
Expense Example:
1 Year	105
3 Years	326
5 Years	564
10 Years	$ 1,249